Loans - Summary of Loans by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 378,882	$ 364,341
Construction & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,444	23,358
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	117,478	104,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	129,828	119,192
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	111,445	110,412
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,687	6,480
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	226,167	212,988
Pass [Member] | Construction & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,470	18,063
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	101,195	92,123
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	115,265	102,602
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	237	200
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	20,015	14,275
Special Mention [Member] | Construction & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	587	2,750
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,352	5,854
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,076	5,671
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,038	16,393
Substandard [Member] | Construction & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,884	1,244
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,066	6,637
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,041	8,459
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	47	53
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	121,662	120,685
Not Rated [Member] | Construction & land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,503	1,301
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	865	285
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,446	2,460
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	111,161	110,159
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 6,687	$ 6,480